Form N-1A Cover	Sep. 30, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	BARON INVESTMENT FUNDS TRUST (f/k/a BARON ASSET FUND)
Entity Central Index Key	0000810902
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Prospectus Date	Jan. 28, 2026